Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

The table below provides information concerning total compensation and compensation actually paid to our Chief Executive Officer, also known as Principal Executive Officer (PEO), during the 2025, 2024 and 2023 fiscal years.  Total compensation and compensation actually paid is provided, as an average, for other named executive officers (NEOs).

Year	Summary Compensation Table Total for PEO (Mr. Miller)(1)	Compensation Actually Paid to PEO (Mr. Miller)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	Net Income in thousands
2025	$702,007	$629,599	$526,229	$472,618	$168.85	$15,601
2024	$669,464	$605,230	$547,339	$493,263	$100.91	$10,999
2023	$653,164	$599,845	$648,732	$598,360	$92.54	$12,631

(1)	On May 18, 2022, Mr. Miller was appointed the Chief Executive Officer of the Company and continues to serve in that position today.

(2)
The following adjustments were made to the Summary Compensation Table Total for PEO amount to obtain the Compensation Actually Paid to PEO amount: (a) deduction for the aggregate change in actuarial present value of defined benefit plans in the following amounts: 2025- $171,652, 2024- $163,478, and 2023- $1162,211; and (b) increase for the service cost of defined benefit plans for 2025- $99,244, 2024- $99,244 and 2023- $108,892.

(3)
For 2025, 2024 and 2023, the Non-PEO NEOs included Mr. Wiseman and Mr. Shockey.  The following adjustments were made to the Summary Compensation Table Total for Non-PEO NEOs amount to obtain the Compensation Actually Paid to Non-PEO NEOs amount: (a) deduction for the aggregate change in actuarial present value of defined benefit plans in the following amounts: 2025- $1105,560, 2024- $97,045 and 2023- $157,296; and (b) increase for the service cost of defined benefit plans for 2025- $51,949, 2024- $42,969 and 2023- $106,924.

Named Executive Officers, Footnote
(1)	On May 18, 2022, Mr. Miller was appointed the Chief Executive Officer of the Company and continues to serve in that position today.
(3)
For 2025, 2024 and 2023, the Non-PEO NEOs included Mr. Wiseman and Mr. Shockey.  The following adjustments were made to the Summary Compensation Table Total for Non-PEO NEOs amount to obtain the Compensation Actually Paid to Non-PEO NEOs amount: (a) deduction for the aggregate change in actuarial present value of defined benefit plans in the following amounts: 2025- $1105,560, 2024- $97,045 and 2023- $157,296; and (b) increase for the service cost of defined benefit plans for 2025- $51,949, 2024- $42,969 and 2023- $106,924.

PEO Total Compensation Amount	$ 702,007	$ 669,464	$ 653,164
PEO Actually Paid Compensation Amount	$ 629,599	605,230	599,845
Adjustment To PEO Compensation, Footnote
(2)
The following adjustments were made to the Summary Compensation Table Total for PEO amount to obtain the Compensation Actually Paid to PEO amount: (a) deduction for the aggregate change in actuarial present value of defined benefit plans in the following amounts: 2025- $171,652, 2024- $163,478, and 2023- $1162,211; and (b) increase for the service cost of defined benefit plans for 2025- $99,244, 2024- $99,244 and 2023- $108,892.

Non-PEO NEO Average Total Compensation Amount	$ 526,229	547,339	648,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 472,618	493,263	598,360
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For 2025, 2024 and 2023, the Non-PEO NEOs included Mr. Wiseman and Mr. Shockey.  The following adjustments were made to the Summary Compensation Table Total for Non-PEO NEOs amount to obtain the Compensation Actually Paid to Non-PEO NEOs amount: (a) deduction for the aggregate change in actuarial present value of defined benefit plans in the following amounts: 2025- $1105,560, 2024- $97,045 and 2023- $157,296; and (b) increase for the service cost of defined benefit plans for 2025- $51,949, 2024- $42,969 and 2023- $106,924.

Compensation Actually Paid vs. Total Shareholder Return
•
Compensation actually paid to the PEO (Mr. Miller) increased from $605,230 in 2024 to $629,599 in 2025, an increase of 4.03%. The increase was largely related to an increase in base salary due to an annual merit increase and an increase in bonus compensation based on individual and Company performance. Average compensation actually paid to non-PEO NEOs (Mr. Wiseman and Mr. Shockey) decreased from $493,263 in 2024 to $472,618 in 2025, a decrease of 4.19%. The decrease was largely related to a decrease in Mr. Wiseman’s compensation based on a reduced work schedule. Mr. Shockey did receive an annual merit increase and an increase in bonus compensation based on individual and Company performance. For the same period, net income increased from $10,999,000 in 2024 to $15,601,000 in 2025, an increase of 41.84% and TSR increased from $100.91 in 2024 to $168.85 in 2025, an increase of 67.33%. TSR is not a component in determining compensation, but net income, as well as other performance measures, are considered when measuring individual performance and bonus compensation. In relation to the increase in net income, the bonus component of compensation actually paid to the PEO and to Mr. Shockey increased 7.00% from the prior year. For 2025, Mr. Wiseman’s compensation package did not include a bonus component. The increase in incentive compensation has a general degree of correlation to the increase in net income experienced during 2025. Please see the Compensation Program for additional information on measures and factors considered in setting NEO compensation.

Compensation Actually Paid vs. Net Income
•
Compensation actually paid to the PEO (Mr. Miller) increased from $605,230 in 2024 to $629,599 in 2025, an increase of 4.03%. The increase was largely related to an increase in base salary due to an annual merit increase and an increase in bonus compensation based on individual and Company performance. Average compensation actually paid to non-PEO NEOs (Mr. Wiseman and Mr. Shockey) decreased from $493,263 in 2024 to $472,618 in 2025, a decrease of 4.19%. The decrease was largely related to a decrease in Mr. Wiseman’s compensation based on a reduced work schedule. Mr. Shockey did receive an annual merit increase and an increase in bonus compensation based on individual and Company performance. For the same period, net income increased from $10,999,000 in 2024 to $15,601,000 in 2025, an increase of 41.84% and TSR increased from $100.91 in 2024 to $168.85 in 2025, an increase of 67.33%. TSR is not a component in determining compensation, but net income, as well as other performance measures, are considered when measuring individual performance and bonus compensation. In relation to the increase in net income, the bonus component of compensation actually paid to the PEO and to Mr. Shockey increased 7.00% from the prior year. For 2025, Mr. Wiseman’s compensation package did not include a bonus component. The increase in incentive compensation has a general degree of correlation to the increase in net income experienced during 2025. Please see the Compensation Program for additional information on measures and factors considered in setting NEO compensation.

Total Shareholder Return Amount	$ 168.85	100.91	92.54
Net Income	$ 15,601,000	$ 10,999,000	$ 12,631,000
PEO Name	Mr. Miller	Mr. Miller	Mr. Miller
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (171,652)	$ (163,478)	$ (162,211)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,244	99,244	108,892
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,560)	(97,045)	(157,296)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 51,949	$ 42,969	$ 106,924